LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
LOSSES PER SHARE
Schedule of basic and diluted loses per share from continuing operations

	For the years ended December 31,
	2021		2022		2023
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(27,742)	—	(76,409)	—	(25,384)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Denominator used for losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Losses per share from continuing operations — basic	(0.04)	—	(0.09)	—	(0.03)	—

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share— diluted	(27,742)	—	(76,409)	—	(25,384)	—
Reallocation of net loss from continuing operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net loss from continuing operations attributable to ordinary shareholders	(27,742)	—	(76,409)	—	(25,384)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for losses per share	622,337,974	99	871,036,499	99	1,102,373,814	99
Losses per share from continuing operations—diluted	(0.04)	—	(0.09)	—	(0.03)	—

Losses from continuing operations per ADS*:
Denominator used for losses per ADS - basic	6,223,379	—	8,710,364	—	11,023,737	—
Denominator used for losses per ADS - diluted	6,223,380	—	8,710,365	—	11,023,738	—
Losses from continuing operations per ADS – basic	(4.46)	—	(8.77)	—	(2.30)	—
Losses from continuing operations per ADS – diluted	(4.46)	—	(8.77)	—	(2.30)	—

Schedule of basic and diluted losses per share from discontinued operations

	For the years ended December 31,
	2021		2022		2023
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B

Losses per share from discontinued operations—basic:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share—basic	(34,661)	—	(79,006)	—	(3,326)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Denominator used for losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Losses per share from discontinued operations — basic	(0.06)	—	(0.09)	—	(0.00)	—

Losses per share from discontinued operations—diluted:
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders used in calculating losses per ordinary share— diluted	(34,661)	—	(79,006)	—	(3,326)	—
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	—	—	—	—	—	—
Net loss from discontinued operations attributable to ordinary shareholders	(34,661)	—	(79,006)	—	(3,326)	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,875	99	871,036,400	99	1,102,373,715	99
Conversion of Class B to Class A ordinary shares	99	—	99	—	99	—
Denominator used for losses per share	622,337,974	99	871,036,499	99	1,102,373,814	99
Losses per share from discontinued operations—diluted	(0.06)	—	(0.09)	—	(0.00)	—

Losses from discontinued operations per ADS *:
Denominator used for losses per ADS - basic	6,223,379	—	8,710,364	—	11,023,737	—
Denominator used for losses per ADS - diluted	6,223,380	—	8,710,365	—	11,023,738	—
Losses from discontinued operations per ADS – basic	(5.56)	—	(9.07)	—	(0.30)	—
Losses from discontinued operations per ADS – diluted	(5.56)	—	(9.07)	—	(0.30)	—

*     American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.